Net Gains on Mortgage Loans Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash gain (loss):
Sales proceeds									$ (150,589)	$ 78,671	$ 182
Hedging activities									98,707	(70,916)	(8,578)
Cash gain, net of effects of cash hedging, on sale of mortgage loans held for sale									(51,882)	7,755	(8,396)
Non-cash gain:
Receipt of MSRs in loan sale transactions									205,105	90,472	8,253
MSR recapture payable to PennyMac Mortgage Investment Trust									(709)
Provision for losses relating to representations and warranties on loans sold									(4,675)	(3,055)	(260)
Change in fair value relating to loans and hedging derivatives held at year end:
IRLCs									(17,179)	16,035	7,919
Mortgage loans									(4,207)	4,030	393
Hedging derivatives									11,560	2,933	5,120
Net gains on mortgage loans held for sale at fair value	$ 29,453	$ 25,949	$ 42,654	$ 39,957	$ 49,683	$ 39,760	$ 14,790	$ 13,937	$ 138,013	$ 118,170	$ 13,029